Cash and Cash Equivalents and Restricted Cash - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and Cash Equivalents And Restricted Cash [Abstract]
Cash on hand and at banks	$ 60,088	$ 39,286
Short-term deposits	21,063	10,006
Total cash and cash equivalents	$ 81,151	$ 49,292	$ 54,805	$ 54,493